Document and Entity Information	Apr. 16, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001633651
Document Type	8-K
Document Period End Date	Apr. 16, 2020
Entity Registrant Name	Tallgrass Energy, LP
Entity Incorporation State Country Code	DE
Entity File Number	001-37365
Entity Tax Identification Number	47-3159268
Entity Address, Address Line One	4200 W. 115th Street
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Leawood
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	(913)
Local Phone Number	928-6060
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A shares representing limited partner interests
Trading Symbol	TGE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false